Share-based compensation - Schedule of Recognized Compensation Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation
Total compensation costs	$ 9,676,000	$ 8,184,000	$ 6,170,000
Terminated plans
Share-based compensation
Total compensation costs	352,000	748,800	800,700
Sales and marketing expenses
Share-based compensation
Total compensation costs	48,000		59,000
General and administrative expenses
Share-based compensation
Total compensation costs	8,113,000	6,855,000	4,682,000
Research and development expenses
Share-based compensation
Total compensation costs	$ 1,515,000	$ 1,329,000	$ 1,429,000